PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Natural gas
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 168	$ 97